FINANCIAL RISK MANAGEMENT - Impact of change in fair value of natural gas derivative financial instruments (Details) - $ / MMBTU	Dec. 31, 2017	Dec. 31, 2016
Natural gas [member]
Disclosure of financial assets [line items]
A $10-million impact to other comprehensive income requires movement in gas	0.22	0.29